SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total stock-based compensation expenses	$ 2,414	$ 2,373	$ 2,546
Cost of revenues
Total stock-based compensation expenses	118	101	89
Research and development expenses, net
Total stock-based compensation expenses	459	429	585
Selling and marketing expenses
Total stock-based compensation expenses	1,101	1,061	1,105
General and administrative expenses
Total stock-based compensation expenses	$ 736	$ 782	$ 767